Auditor's remuneration - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Auditors Remuneration [Line Items]
Auditor's remuneration	$ 8.0	$ 7.7	$ 7.8
Auditors remuneration for audit	3.7	3.0	3.0
Auditors remuneration for other Services fees	0.0	0.1	0.1
SEC Regulations [Member]
Auditors Remuneration [Line Items]
Auditor's remuneration	8.0	7.7	7.8
Auditors remuneration for audit	7.3	6.5	6.4
Auditors remuneration for other audit related services	0.7	1.1	1.3
Auditors remuneration for other Services fees	$ 0.0	$ 0.1	$ 0.1